                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3632

                             SCUDDER TAX FREE TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Intermediate Tax/AMT Free Fund

Semiannual Report to Shareholders

November 30, 2003

This fund was formerly known as Scudder Medium Term Tax-Free Fund.

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. The fund may focus on investments from a single state or sector of the municipal securities markets, which can increase risk because of the factors affecting the state or region, such as economic or fiscal problems. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2003

Classes A, B and C

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns for Class A reflect the current maximum initial sales charge of 2.75%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions within one year of purchase may be subject to a CDSC of 1%. Any difference in expenses will affect performance.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Intermediate Tax/AMT Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder Intermediate Tax/AMT Free Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	-.42%	5.28%	6.00%	4.49%	4.97%
Class B	-.73%	4.52%	5.18%	3.67%	4.14%
Class C	-.72%	4.46%	5.18%	3.68%	4.16%
Lehman Brothers Municipal Bond Index++	.19%	6.65%	7.24%	5.71%	6.16%
Lehman Brothers 7-Year Municipal Bond Index+++	.26%	6.97%	7.37%	5.79%	5.96%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 11/30/03	$ 11.54	$ 11.55	$ 11.54
5/31/03	$ 11.81	$ 11.81	$ 11.80
Distribution Information: Six Months: Income Dividends	$ .22	$ .17	$ .17
November Income Dividend	$ .0347	$ .0274	$ .0277
SEC 30-day Yield+	2.19%	1.46%	1.47%
Tax Equivalent Yield+	3.37%	2.25%	2.26%
Current Annualized Distribution Rate+	3.66%	2.89%	2.92%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 2.18%, 1.44% and 1.46% for Class A, B and C, respectively, had certain expenses not been reduced.
Class A Lipper Rankings - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	95	of	143	66

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment (Adjusted for Sales Charge)
[] Scudder Intermediate Tax/AMT Free Fund - Class A [] Lehman Brothers Municipal Bond Index++ [] Lehman Brothers 7-Year Municipal Bond Index+++

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Sales Charge)
Scudder Intermediate Tax/AMT Free Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,239	$11,583	$12,111	$15,801
	Average annual total return	2.39%	5.02%	3.90%	4.68%
Class B	Growth of $10,000	$10,152	$11,435	$11,872	$15,008
	Average annual total return	1.52%	4.57%	3.49%	4.14%
Class C	Growth of $10,000	$10,342	$11,520	$11,859	$14,885
	Average annual total return	3.42%	4.83%	3.47%	4.06%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$10,665	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%
Lehman Brothers 7-Year Municipal Bond Index+++	Growth of $10,000	$10,697	$12,379	$13,251	$17,838
	Average annual total return	6.97%	7.37%	5.79%	5.96%

The growth of $10,000 is cumulative.

++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
+++ The Lehman Brothers 7-Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during the 10-year period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Returns shown for Class AARP for periods prior to its inception on October 2, 2000, are derived from historical performance of Class S shares of the Scudder Intermediate Tax/AMT Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns
Scudder Intermediate Tax/AMT Free Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	-.28%	5.54%	6.25%	4.83%	5.29%
Class AARP	-.30%	5.53%	6.28%	4.77%	5.26%
Lehman Brothers Municipal Bond Index++	.19%	6.65%	7.24%	5.71%	6.16%
Lehman Brothers 7-Year Municipal Bond Index+++	.26%	6.97%	7.37%	5.79%	5.96%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/03	$ 11.55	$ 11.54
5/31/03	$ 11.82	$ 11.81
Distribution Information: Six Months: Income Dividends	$ .23	$ .23
November Income Dividend	$ .0371	$ .0376
SEC 30-day Yield+	2.52%	2.52%
Tax Equivalent Yield+	3.88%	3.88%
Current Annualized Distribution Rate+	3.91%	3.96%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the six months ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	80	of	143	56
3-Year	60	of	106	57
5-Year	50	of	96	50
10-Year	24	of	56	41

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Intermediate Tax/AMT Free Fund - Class S [] Lehman Brothers Municipal Bond Index++ [] Lehman Brothers 7-Year Municipal Bond Index+++

Yearly periods ended November 30

Comparative Results
Scudder Intermediate Tax/AMT Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,554	$11,996	$12,658	$16,745
	Average annual total return	5.54%	6.25%	4.83%	5.29%
Class AARP	Growth of $10,000	$10,553	$12,005	$12,621	$16,695
	Average annual total return	5.53%	6.28%	4.77%	5.26%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$10,665	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%
Lehman Brothers 7-Year Municipal Bond Index+++	Growth of $10,000	$10,697	$12,379	$13,251	$17,838
	Average annual total return	6.97%	7.37%	5.79%	5.96%

The growth of $10,000 is cumulative.

++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
+++ The Lehman Brothers 7-Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers of Scudder Intermediate Tax/AMT Free Fund. Shelly Deitert is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended November 30, 2003?

A: The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 0.19% for the six-month period ended November 30, 2003.1 The overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned -1.04% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

The early part of the semiannual period was marked by a burst of volatility in the bond market. On June 25, the Federal Reserve Board reduced the federal funds rate, a benchmark for the market's interest rate levels, by a quarter of a percentage point to 1%. This reduction was not as large as the market had been predicting, as the Fed's views on the US economy and its recovery appeared to have improved. This surprised investors, and led them to begin to favor stocks as market participants forecasted an eventual economic turnaround. As a result, investors pulled money out of bonds, rapidly driving the prices on bonds lower due to this lower demand. Since bond yields move in the opposite direction from prices, bond yields increased quickly early in the period. As is historically typical for the municipal bond market, yields did not increase as dramatically as those on Treasury bonds. In

Municipal bond yield curve (as of 5/31/03 versus 11/30/03) (7-day yield)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Deutsche Investment Management Americas Inc.

fact, in an environment such as this in which taxable bond yields rise, municipal bonds typically tend to outperform their taxable peers. In the last couple of months of the period, however, bond yields moved down again closer to the lows at which they began the period. The guarantee of US Treasuries relates only to the prompt payment of principal and interest and does not remove risks if the investment is sold prior to maturity.

Overall, even with these gyrations both taxable and municipal bond yields remained near historical lows for much of the period, and the municipal bond yield curve was primarily steep for most of the period. (See the graph above for municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases, while a flattening of the curve indicates the reverse.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Although overall demand for municipal bonds remained solid, supply became somewhat less abundant near the end of the period. Specifically, in the last three to four months of the period, the issuance of new municipal bonds was not quite as strong as it was in the first couple of months. Early in the period, new issuance had been driven by states' needs to issue more debt to make up for revenue shortfalls and to refinance old debt at lower rates. Total municipal bond issuance of $347 billion for the year-to-date through November 2003 was about 4.6% higher than for the same period in 2002.*

* Source: AMG Data Services

Supply and demand factors are important because they are one way a bond's yield can be driven higher or lower. High demand or low supply can cause a bond's yield to decline, while lessened demand or a flood of supply can cause a bond's yield to rise.

Q: How did Scudder Intermediate Tax/AMT Free Fund perform for the six-month period ended November 30, 2003?

A: Scudder Intermediate Tax/AMT Free Fund posted lackluster absolute and relative results in the period. The fund's total cumulative return of -0.42% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) lagged the -0.05% return by the fund's average peer in the Lipper Intermediate Municipal Debt Funds category.3 The fund underperformed its primary benchmark, the Lehman Municipal Bond Index, which gained 0.19%. The fund also underperformed its secondary benchmark, the unmanaged Lehman Brothers 7-Year Municipal Bond Index, which rose 0.26%. (Performance is historical and does not guarantee future results. Please see pages 4 through 9 for the performance of other share classes and more complete performance information.)

3 The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: During the period, the bulk of the fund was positioned in shorter-maturity municipal bonds and longer-maturity municipal bonds. While the fund's average maturity remained in an intermediate range, we did not have the fund's assets invested in bonds throughout the entire yield curve, while some of its peers did. Because municipal bonds in the five- to eight-year range - where the fund was underweighted - outperformed in the period, the fund's results for this period lagged those of its peers. However, since we expect the municipal bond yield curve to return to near historical levels of steepness, we continue to believe that this positioning is in the best interest of the fund's long-term results.

We continue to believe that tax-free bonds are very attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2003

Diversification	11/30/03	5/31/03

Revenue Bonds	44%	46%
General Obligation Bonds	40%	42%
US Government Secured	9%	9%
Lease Revenue	7%	3%
	100%	100%

Quality	11/30/03	5/31/03

AAA	73%	72%
AA	15%	12%
A	8%	11%
BBB	3%	4%
BB	-	1%
Not Rated	1%	-
	100%	100%

Effective Maturity	11/30/03	5/31/03

Less than 1 year	6%	8%
1 < 5 years	23%	26%
5 < 10 years	57%	48%
10 < 15 years	14%	18%
	100%	100%

Weighted average effective maturity: 6.6 years and 6.5 years, respectively.

Top Five State Allocations	11/30/03	5/31/03

Texas	13%	13%
Illinois	10%	11%
New York	9%	10%
Michigan	7%	6%
California	5%	5%

Diversification, Quality, Effective Maturity and State Allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of November 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alaska 5.2%
Anchorage, AK, State GO, Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,377,925
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b) (d)	19,500,000	19,376,760
Series A, Zero Coupon, 6/30/2006 (b)	11,150,000	10,593,057
		33,347,742
Arizona 4.0%
Arizona, School District GO, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,759,850
5.5%, 7/1/2014	4,000,000	4,492,320
Arizona, Water & Sewer Revenue, Water Quality, Series A, 5.375%, 10/1/2015	2,500,000	2,786,250
Maricopa County, School District GO, Unified School District No. 41, Gilbert School:
Zero Coupon, 1/1/2004 (b)	6,000,000	5,994,000
Zero Coupon, 1/1/2006 (b)	2,925,000	2,822,420
Zero Coupon, 7/1/2006 (b)	7,605,000	7,251,672
		26,106,512
Arkansas 0.1%
Rogers, AR, Sales & Special Tax Revenue, 5.35%, 11/1/2011	640,000	651,206
California 5.3%
California, Electric Revenue, Central Valley Financing Authority, Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009	135,000	139,745
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,810,460
California, State GO:
5.0%, 10/1/2016	3,000,000	3,129,390
5.25%, 2/1/2018	5,000,000	5,249,150
California, State Water Resources Power Supply Revenue, Series B-2, 0.85%*, 5/1/2022 (e)	350,000	350,000
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,325,470
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2005	1,000,000	986,110
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	7,275,000	8,186,994
Long Beach, CA, Sales & Special Tax Revenue, Project Revenue, Aquarium of the Pacific Project, Series A, ETM, 5.75%, 7/1/2005	930,000	973,701
Los Angeles, CA, School District GO, 5.5%, 7/1/2015 (b)	2,000,000	2,261,640
Los Angeles, CA, State (REV) Lease, Regional Airports Improvement Corp., Los Angeles International Airport, 1.01%*, 12/1/2025 (e)	50,000	50,000
Sacramento, CA, Electric Revenue, Congeneration Project, Procter and Gamble Project, 7.0%, 7/1/2004	1,200,000	1,239,072
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	600,402
		34,302,134
Colorado 0.9%
Arapahoe County, Transportation/Toll Revenue, Capital Improvement Trust Fund, Series E-470, Prerefunded, 6.9%, 8/31/2015	300,000	337,884
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,616,000
		5,953,884
Connecticut 1.1%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	2,500,000	2,346,850
Connecticut, State GO, Series A, 5.375%, 4/15/2016	4,000,000	4,476,680
		6,823,530
District of Columbia 2.2%
District of Columbia, Core City, GO:
Series B-1, 5.3%, 6/1/2005 (b)	6,000,000	6,350,940
Series A, 5.875%, 6/1/2005 (b)	3,650,000	3,898,018
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,298,428
		14,547,386
Florida 2.6%
Alachua County, Hospital & Healthcare Revenue, Health Facilities Authority, Shands Teaching Hospital, Series A, 1.08%*, 12/1/2012 (e)	2,000,000	2,000,000
Florida State, Department of Transportation, Right of Way, Series A, 5.0%, 7/1/2012	4,785,000	5,326,614
Miami-Dade County, Water & Sewer Revenue, 5.0%, 10/1/2010 (b)	2,000,000	2,246,720
Orange County, Public Service Tax Revenue, 5.0%, 10/1/2007 (b)	6,745,000	7,482,903
		17,056,237
Georgia 2.4%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,115,200
Forsyth County, School District GO, 6.0%, 2/1/2014	1,000,000	1,159,050
Georgia, State, GO, 6.75%, 9/1/2010	5,370,000	6,617,290
Georgia, State, GO, Higher Education Revenue, Series D, 5.75%, 10/1/2013	5,000,000	5,803,950
Richmond County, County GO, Board of Education, 5.0%, 11/1/2007	1,000,000	1,108,220
		15,803,710
Hawaii 1.2%
Hawaii, State GO, Series CI, 4.75%, 11/1/2008	7,050,000	7,793,705
Illinois 9.5%
Chicago, IL, Core City GO, Capital Appreciation Project, Series A, Step-Up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	831,688
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	7,561,111
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	3,719,850
Hoffman Estates, IL, Project Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2004	2,450,000	2,417,047
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	8,500,000	7,786,765
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2004 (b)	10,500,000	10,438,260
Illinois, State GO:
4.6%, 12/1/2005	5,000,000	5,113,050
Series First, Prerefunded, 5.75%, 6/1/2011 (b)	3,000,000	3,504,570
Series First, Prerefunded, 6.0%, 1/1/2012 (b)	3,305,000	3,882,317
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,511,498
McHenry and Lake Counties, School District (GO) Lease, School District No.15, 6.125%, 12/1/2003 (b)	85,000	85,035
Rosemont, IL, Core City GO, Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,567,751
Rosemont, IL, Other GO, Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,514,960
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,434,870
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,108,265
		61,477,037
Indiana 2.1%
Indianapolis, IN, City Core GO, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,512,460
Indianapolis, IN, State Agency (REV) Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	9,863,600
Purdue University, Student Loans Revenue, Student Fee Service, Series B, Prerefunded, 6.7%, 7/1/2015	250,000	272,370
		13,648,430
Iowa 0.4%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007	2,000,000	2,236,280
Kansas 0.4%
Johnson County, School District GO, Unified School District No. 231, Series A, 5.25%, 10/1/2014	2,220,000	2,519,589
Kentucky 1.0%
Kentucky, Asset/Liability Commission, General Fund Revenue, Project Notes, Series A, 5.0%, 7/15/2010 (b)	3,500,000	3,926,195
Kentucky, State (REV) Lease, State Property and Buildings Commission Revenue, Project No. 68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,348,620
Lexington-Fayette, Project Revenue, University of Kentucky Alumni Association, Inc. Project, Prerefunded, 6.5%, 11/1/2009 (b)	300,000	320,820
		6,595,635
Louisiana 0.8%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 7.95%, 12/1/2013 (b)	2,815,000	3,801,911
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,455,000	1,624,042
		5,425,953
Maine 0.0%
Maine, Health and Higher Educational Facilities Revenue:
Series B, ETM, 6.3%, 7/1/2004	135,000	139,163
Series B, Prerefunded, 6.5%, 7/1/2006	100,000	105,189
		244,352
Maryland 0.9%
Maryland, State GO, Series A, 5.5%, 3/1/2017	4,765,000	5,540,075
Massachusetts 1.9%
Massachusetts, Pollution Control Revenue, Industrial Development Authority, Tampa Electric Co., Series A, Prerefunded, 6.2%, 2/1/2010	35,000	36,011
Massachusetts, Special Assessment Revenue, Bay Transportation Authority, Series A, 5.75%, 7/1/2015	1,000,000	1,133,910
Massachusetts, State GO:
Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,157,080
Series B, 5.75%, 6/1/2009	8,340,000	9,608,514
Series C, Prerefunded, 5.75%, 10/1/2015	250,000	291,218
Massachusetts, State GO, Bay Transportation Authority, 6.5%, 3/1/2004	5,000	5,068
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,286
		12,242,087
Michigan 7.1%
Brighton, MI, School District GO, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	2,897,350
Detroit, MI, Core City GO:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,787,189
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,928,797
Detroit, MI, GO, Series A, Prerefunded, 6.7%, 4/1/2010	300,000	324,819
Detroit, MI, State GO:
Series A, 5.0%, 4/1/2010 (c)	5,000,000	5,308,200
Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,223,240
Grand Rapids, MI, Sales & Special Tax Revenue, Downtown Development Authority, 6.2%, 6/1/2004 (b)	175,000	179,447
Hartland, MI, School District GO, 5.375%, 5/1/2014	3,295,000	3,648,125
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	245,000	254,616
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,437,520
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2014 (b)	3,000,000	3,381,060
Michigan, State Agency (GO) Lease, State Building Authority, Series I, 6.5%, 10/1/2004	160,000	167,216
Michigan, State Agency (REV) Lease, Municipal Bond Authority, Series A, Zero Coupon, 6/15/2006 (b)	4,750,000	4,527,082
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,454,926
Romulus Township, MI, School District, Series II, Prerefunded, Zero Coupon, 5/1/2022 (b)	12,400,000	4,222,820
Walled Lake, MI, School District GO, 5.75%, 5/1/2013	2,000,000	2,286,780
		46,029,187
Mississippi 0.5%
Rankin County, School District GO, 5.25%, 2/1/2015 (b)	2,845,000	3,202,417
Missouri 3.0%
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,705,888
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks General Hospital, 6.0%, 2/15/2006	300,000	319,554
Missouri, Public Building Authority, Third State Building, Series A, 5.0%, 8/1/2007	10,000,000	11,083,100
Missouri, Water & Sewer Revenue, State Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	4,012,400
		19,120,942
Nebraska 0.3%
Omaha, NE, School District GO, Series A, 6.5%, 12/1/2013	1,500,000	1,855,440
Nevada 1.2%
Clark County, School District GO, Building and Renovation, Series B, 6.5%, 6/15/2007 (b)	7,000,000	8,043,840
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	1,300,000	1,332,396
New Jersey 3.0%
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund:
Series B, 6.5%, 6/15/2011 (b)	85,000	104,230
Series B, Prerefunded, 6.5%, 6/15/2011 (b)	140,000	171,178
New Jersey, Special Assessment Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2016	6,750,000	6,457,185
New Jersey, State GO, 5.75%, 5/1/2020	5,000,000	5,843,150
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	3,238,998
Series B, 6.0%, 9/15/2015 (b)	500,000	594,430
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	3,026,762
		19,435,933
New York 9.1%
Long Island, NY, Electric Revenue, Power Authority, Series B, 5.25%, 12/1/2014	4,000,000	4,369,000
Nassau County, County GO, Series E, 7.0%, 3/1/2004	1,000,000	1,013,190
New York, Higher Education Revenue, University Adult Facilities, Series B, 5.75%, 5/15/2013	1,400,000	1,651,412
New York, Hospital & Healthcare Revenue, Medical Care Facilities Finance Agency, Series C, 5.95%, 8/15/2009	705,000	711,578
New York, Metropolitan Transportation Authority Revenue:
Series A, 5.0%, 11/15/2012 (b)	3,220,000	3,592,490
Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,783,050
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2015	3,365,000	3,777,549
New York, State (GO) Lease, Metropolitan Transportation Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007	1,975,000	2,240,321
New York, State Agency (GO) Lease, Urban Development Corporation, Onondaga County Convention Center, 6.0%, 1/1/2005	1,535,000	1,613,009
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,846,150
New York, NY, Core City GO:
Series B, 5.75%, 8/1/2015	5,000,000	5,571,750
Series I, 6.25%, 4/15/2006	1,000,000	1,097,730
Series D, 6.5%, 2/15/2005	675,000	714,332
Series G, 6.75%, 2/1/2009	5,000,000	5,868,200
Series B, 7.25%, 8/15/2007	2,900,000	3,375,426
New York, NY, Prerefunded, 6.5%, 2/15/2005	640,000	680,864
New York, NY, State Agency (GO) Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,689,500
New York, NY, Sports, Expo & Entertainment Revenue, City Industrial Development Agency, USTA National Tennis Center Project, 6.1%, 11/15/2004	200,000	209,392
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	3,080,000	3,303,238
		59,108,181
North Carolina 1.1%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,067,360
North Carolina, Electric Revenue, Power Agency No. 1 Catawba Electric, 7.25%, 1/1/2007 (b)	5,000,000	5,778,150
		6,845,510
Ohio 1.0%
Franklin County, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,047,460
5.4%, 7/1/2010	750,000	779,370
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%, 9/1/2007	375,000	394,860
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013	1,140,000	1,290,195
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project:
Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,632,853
5.75%, 12/1/2003 (b)	5,000	5,002
		6,149,740
Oklahoma 0.0%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 5.75%, 8/15/2006	150,000	158,988
Oregon 1.7%
Multnomah County, School District GO, Series E, 5.625%, 6/15/2013	1,645,000	1,860,742
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013	4,000,000	4,586,600
Washington & Clackamas Counties, School District GO, 5.375%, 6/15/2017 (b)	4,000,000	4,417,640
		10,864,982
Pennsylvania 4.3%
Allegheny County, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,779,286
Delaware County, County GO, 5.125%, 10/1/2014	4,200,000	4,585,854
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007	265,000	293,718
Pennsylvania, State GO, Series First, 6.0%, 1/15/2013 (d)	5,500,000	6,399,800
Philadelphia, PA, School District GO:
Series C, 5.75%, 3/1/2011 (b)	500,000	572,375
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,149,470
Pittsburgh, PA, School District GO, 5.25%, 9/1/2009	2,000,000	2,274,560
Pittsburgh, PA, State GO, Series A, 5.5%, 9/1/2015	5,000,000	5,781,700
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)	2,725,000	3,075,599
		27,912,362
South Carolina 1.5%
South Carolina, Hospital & Healthcare Revenue, Franciscan Sisters of the Poor Health System, ETM, 6.375%, 7/1/2004	1,215,000	1,251,827
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015	3,705,000	4,124,406
5.375%, 6/1/2016	3,900,000	4,320,576
		9,696,809
Tennessee 2.4%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,767,237
Memphis and Shelby Counties, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,984,580
Nashville and Davidson Counties, Electric Revenue, Series B, 5.5%, 5/15/2014	3,535,000	4,077,905
Nashville and Davidson Counties, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,731,529
		15,561,251
Texas 13.0%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	4,804,165
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (b)	2,800,000	3,161,592
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,891,910
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc. Project, 6.125%, 8/15/2012	1,000,000	996,820
Harris County, GO, Series A, Zero Coupon, 8/15/2006 (b)	3,915,000	3,707,388
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Children's Hospital, Series B-1, 1.08%*, 10/1/2029 (b)	400,000	400,000
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015	8,250,000	9,283,312
Series B, 5.75%, 12/1/2016 (b)	1,000,000	1,153,600
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	3,011,475
North East, TX, School District, GO, 6.0%, 2/1/2015	4,575,000	5,237,735
Plano, TX, School District, GO, 5.25%, 2/15/2014	4,625,000	5,065,809
Richardson, TX, Hospital & Healthcare Revenue, Hospital Authority, Richardson Medical Center, Series 1993, 6.5%, 12/1/2012	1,085,000	1,108,360
Richardson, TX, Hospital Authority, Richardson Medical Center, Prerefunded, 6.5%, 12/1/2012	680,000	693,858
Texas, Electric Revenue, Lower Colorado River Authority, Series A, 5.875%, 5/15/2014	2,500,000	2,863,675
Texas, Electric Revenue, Texas Electric Co. Project, Series A, 5.5%, 5/1/2022	1,750,000	1,839,898
Texas, Municipal Power Agency:
Prerefunded, Zero Coupon, 9/1/2007 (b)	452,000	415,239
Zero Coupon, 9/1/2007 (b)	7,933,000	7,252,666
ETM, Zero Coupon, 9/1/2014 (b)	30,000	19,142
Zero Coupon, 9/1/2014 (b)	1,770,000	1,125,844
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,154,569
Texas, Water & Sewer Revenue, State Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,600,272
Series A, 5.75%, 7/15/2013	3,000,000	3,422,310
Series B, 5.75%, 7/15/2014	3,555,000	3,992,727
Travis County, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2007 (b)	2,000,000	2,265,240
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,141,380
Series A, 6.25%, 11/15/2013 (b)	5,000,000	6,021,950
Waxahachie, TX, Independent School District, ETM, Zero Coupon, 8/15/2009	150,000	126,531
Waxahachie, TX, School District GO, Independent School District, Zero Coupon, 8/15/2009	250,000	209,230
		83,966,697
Utah 1.4%
Salt Lake County, Pollution Control Revenue, Service Stations Holdings Project, Series B, 1.07%*, 8/1/2007	100,000	100,000
Utah, Electric Revenue, Intermountain Power Agency:
Series B, ETM, 6.25%, 7/1/2006 (b)	5,060,000	5,647,365
Series B, 6.25%, 7/1/2006 (b)	2,940,000	3,275,718
		9,023,083
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,141,820
Washington 3.2%
Douglas County, School District GO, School District No.206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,299,000
King and Snohomish Counties, County GO, 5.75%, 12/1/2015 (b)	8,000,000	9,121,920
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No.2:
Series A, 5.25%, 7/1/2008	3,000,000	3,125,280
Series A, 5.8%, 7/1/2007	2,120,000	2,386,442
Series A, 6.3%, 7/1/2012	1,000,000	1,188,290
Washington, Housing Finance Community Nonprofit Housing Revenue, 1.1%*, 7/1/2033 (e)	800,000	800,000
Washington, Northwest Washington Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2012 (b)	1,800,000	2,058,624
		20,979,556
West Virginia 0.5%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,317,084
Wisconsin 3.2%
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp.:
6.0%, 8/15/2005 (b)	1,400,000	1,506,064
6.125%, 8/15/2006 (b)	1,480,000	1,646,500
6.25%, 8/15/2007 (b)	1,000,000	1,142,520
Wisconsin, Hospital & Healthcare Revenue, Wheaton Franciscan Service, Inc., 5.8%, 8/15/2004 (b)	1,675,000	1,729,370
Wisconsin, Special Assessment Revenue, 6.0%, 6/1/2017	2,000,000	1,857,540
Wisconsin, State GO:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,442,677
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,690,000
		21,014,671
Total Investment Portfolio - 100.0% (Cost $603,312,080) (a)		648,076,373

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2003.
(a) The cost for federal income tax purposes was $602,047,155. At November 30, 2003, net unrealized appreciation for all securities based on tax cost was $46,029,218. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,916,140 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $886,922.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At November 30, 2003, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (18%), AMBAC (13%) and FGIC (12%).

(c) When-issued or forward delivery security (see Notes to Financial Statements).
(d) At November 30, 2003, these securities have been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Security incorporates a letter of credit or line of credit from a major bank.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
US Treasury Bond 5 Year	3/22/2004	256	28,414,464	28,256,000	158,464

At November 30, 2003, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)
5/13/2004 5/13/2009	12,000,000+	Fixed - 4.104%	Floating - LIBOR	24,000

Counterparty:
+ Merrill Lynch Capital Services, Inc.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $603,312,080)	$ 648,076,373
Cash	233,003
Receivable for investments sold	210,303
Interest receivable	7,747,402
Receivable for Fund shares sold	596,655
Net receivable for closed interest rate swaps	219,996
Receivable for daily variation margin on open futures contracts	128,000
Unrealized appreciation on interest rate swaps	24,000
Other assets	7,647
Total assets	657,243,379
Liabilities
Payable for investments purchased	3,292,951
Payable for when-issued and forward delivery securities	5,238,700
Dividends payable	543,401
Payable for Fund shares redeemed	217,381
Accrued management fee	291,520
Other accrued expenses and payables	113,749
Total liabilities	9,697,702
Net assets, at value	$ 647,545,677
Net Assets
Net assets consist of: Undistributed net investment income	354,158
Net unrealized appreciation (depreciation) on: Investments	44,764,293
Futures	158,464
Interest rate swaps	24,000
Accumulated net realized gain (loss)	1,414,206
Paid-in capital	600,830,556
Net assets, at value	$ 647,545,677

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($83,912,772 / 7,271,668 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.54
Maximum offering price per share (100 / 97.25 of $11.54)	$ 11.87
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,352,052 / 896,584 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.55
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($12,913,237 / 1,119,291 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.54
Maximum offering price per share (100 / 99.00 of $11.54)	$ 11.66
Class AARP Net Asset Value, offering and redemption price per share ($6,852,201 / 593,183 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.55
Class S Net Asset Value, offering and redemption price per share ($533,515,415 / 46,215,741 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 15,716,723
Expenses: Management fee	1,735,193
Administrative fee	507,230
Distribution service fees	218,673
Trustees' fees and expenses	14,386
Other	2,009
Total expenses, before expense reductions	2,477,491
Expense reductions	(5,219)
Total expenses, after expense reductions	2,472,272
Net investment income	13,244,451
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	73,190
Futures	408,759
Interest rate swaps	219,996
701,945
Net unrealized appreciation (depreciation) during the period on: Investments	(16,612,512)
Futures	266,688
Interest rate swaps	230,400
(16,115,424)
Net gain (loss) on investment transactions	(15,413,479)
Net increase (decrease) in net assets resulting from operations	$ (2,169,028)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2003 (Unaudited)	Year Ended May 31, 2003
Operations: Net investment income	$ 13,244,451	$ 26,385,511
Net realized gain (loss) on investment transactions	701,945	668,801
Net unrealized appreciation (depreciation) on investment transactions during the period	(16,115,424)	27,326,629
Net increase (decrease) in net assets resulting from operations	(2,169,028)	54,380,941
Distributions to shareholders from: Net investment income: Class A	(1,580,318)	(1,863,115)
Class B	(158,571)	(268,851)
Class C	(185,486)	(249,328)
Class AARP	(134,002)	(190,937)
Class S	(10,980,997)	(23,615,446)
Net realized gains: Class A	-	(221,080)
Class B	-	(37,355)
Class C	-	(37,696)
Class AARP	-	(20,460)
Class S	-	(2,431,960)
Fund share transactions: Proceeds from shares sold	77,338,997	151,081,629
Reinvestment of distributions	7,803,429	18,906,473
Cost of shares redeemed	(77,151,455)	(161,269,834)
Net increase (decrease) in net assets from Fund share transactions	7,990,971	8,718,268
Increase (decrease) in net assets	(7,217,431)	34,162,981
Net assets at beginning of period	654,763,108	620,600,127
Net assets at end of period (undistributed net investment income of $354,158 and $149,081, respectively)	$ 647,545,677	$ 654,763,108

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.81	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.22	.45	.46
Net realized and unrealized gain (loss) on investment transactions	(.27)	.52	.08
Total from investment operations	(.05)	.97	.54
Less distributions from: Net investment income	(.22)	(.45)	(.46)
Net realized gains on investment transactions	-	(.05)	-
Total distributions	(.22)	(.50)	(.46)
Net asset value, end of period	$ 11.54	$ 11.81	$ 11.34
Total Return (%)[c]	(.42)d**	8.78	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	70	30
Ratio of expenses before expense reductions (%)	.96*	.93	.92*
Ratio of expenses after expense reductions (%)	.95*	.93	.92*
Ratio of net investment income (%)	3.86*	3.96	4.19*
Portfolio turnover rate (%)	23*	13	18
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class A shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.81	$ 11.35	$ 11.26
Income from investment operations: Net investment income	.17	.36	.37
Net realized and unrealized gain (loss) on investment transactions	(.26)	.51	.09
Total from investment operations	(.09)	.87	.46
Less distributions from: Net investment income	(.17)	(.36)	(.37)
Net realized gains on investment transactions	-	(.05)	-
Total distributions	(.17)	(.41)	(.37)
Net asset value, end of period	$ 11.55	$ 11.81	$ 11.35
Total Return (%)[c]	(.73)d**	7.88	4.02**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	11	6
Ratio of expenses before expense reductions (%)	1.76*	1.75	1.74*
Ratio of expenses after expense reductions (%)	1.74*	1.75	1.74*
Ratio of net investment income (%)	3.07*	3.14	3.37*
Portfolio turnover rate (%)	23*	13	18
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class B shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.80	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.17	.36	.37
Net realized and unrealized gain (loss) on investment transactions	(.26)	.51	.08
Total from investment operations	(.09)	.87	.45
Less distributions from: Net investment income	(.17)	(.36)	(.37)
Net realized gains on investment transactions	-	(.05)	-
Total distributions	(.17)	(.41)	(.37)
Net asset value, end of period	$ 11.54	$ 11.80	$ 11.34
Total Return (%)[c]	(.72)d**	7.82	4.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	11	4
Ratio of expenses before expense reductions (%)	1.73*	1.72	1.72*
Ratio of expenses after expense reductions (%)	1.72*	1.72	1.72*
Ratio of net investment income (%)	3.09*	3.17	3.39*
Portfolio turnover rate (%)	23*	13	18
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class C shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class AARP
Years Ended May 31,	2003[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 11.22	$ 10.93
Income from investment operations: Net investment income	.23	.48	.50	.34
Net realized and unrealized gain (loss) on investment transactions	(.27)	.52	.13	.29
Total from investment operations	(.04)	1.00	.63	.63
Less distributions from: Net investment income	(.23)	(.48)	(.50)	(.34)
Net realized gains on investment transactions	-	(.05)	-	-
Total distributions	(.23)	(.53)	(.50)	(.34)
Net asset value, end of period	$ 11.55	$ 11.82	$ 11.35	$ 11.22
Total Return (%)	(.30)**	9.03	5.71	5.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6	3	1
Ratio of expenses (%)	.69*	.69	.68	.73*
Ratio of net investment income (%)	4.12*	4.20	4.42	4.64*
Portfolio turnover rate (%)	23*	13	18	21
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000	1999[c]	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 11.81	$ 11.35	$ 11.22	$ 10.68	$ 11.26	$ 11.48	$ 11.41
Income from investment operations:
Net investment income	.23	.48	.50	.52	.52	.21	.52
Net realized and unrealized gain (loss) on investment transactions	(.27)	.51	.13	.54	(.54)	(.21)	.11
Total from investment operations	(.04)	.99	.63	1.06	(.02)	-	.63
Less distributions from:
Net investment income	(.23)	(.48)	(.50)	(.52)	(.52)	(.21)	(.52)
Net realized gains on investment transactions	-	(.05)	-	-	(.04)	(.01)	(.04)
Total distributions	(.23)	(.53)	(.50)	(.52)	(.56)	(.22)	(.56)
Net asset value, end of period	$ 11.54	$ 11.81	$ 11.35	$ 11.22	$ 10.68	$ 11.26	$ 11.48
Total Return (%)	(.28)**	8.92	5.74	10.07	(.20)	(.02)**	5.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	534	556	578	591	522	643	678
Ratio of expenses before expense reductions (%)	.69*	.69	.68	.73	.74[e]	.72*	.72
Ratio of expenses after expense reductions (%)	.69*	.69	.68	.73	.73[e]	.72*	.72
Ratio of net investment income (%)	4.12*	4.20	4.42	4.67	4.77	4.49*	4.51
Portfolio turnover rate (%)	23*	13	18	21	21	13*	11
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[c] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[d] For the year ended December 31.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .72% and .72%, respectively.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Intermediate Tax/AMT Free Fund, formerly known as Scudder Medium Term Tax-Free Fund, (the "Fund") is a diversified series of Scudder Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency, or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. No interest accrues to the Fund until the effective date. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2002 through May 31, 2003, the Fund incurred approximately $624,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$ 505,306
Undistributed net long-term capital gains	$ 147,455
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ 62,473,271

In addition, the tax character of distributions paid to shareholders by the Fund are summarized as follows:

	Years Ended May 31,
	2003	2002
Distributions from tax-exempt income	$ 26,187,677	$ 26,759,027
Distributions from long-term capital gains	$ 2,748,551	$ -

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $93,733,769 and $75,395,507, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.49% of the next $1,500,000,000 of such net assets, 0.47% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such net assets, 0.41% of the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.175%, 0.225%, 0.200%, 0.150% and 0.150% of the average daily net assets for Class A, B, C, AARP and S shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Services Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review by the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees). In addition, for the period October 1, 2003 through November 30, 2003, the Advisor voluntarily agreed to waive a portion of its Administrative Fee to the extent necessary to maintain the operating expenses of Class A, B, C, AARP and S shares at 0.672%, 0.712%, 0.672%, 0.800% and 0.692% of average daily net assets, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees).

For the six months ended November 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Not Imposed	Unpaid at November 30, 2003
Class A	$ 72,914	$ 2,943	$ 8,981
Class B	11,946	873	1,079
Class C	12,284	896	1,113
Class AARP	5,027	-	812
Class S	405,059	-	64,324
	$ 507,230	$ 4,712	$ 76,309

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2003 the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2003
Class B	$ 39,819	$ 6,380
Class C	46,063	7,689
	$ 85,882	$ 14,069

In addition SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2003	Effective Rate
Class A	$ 104,163	$ 17,241.25%
Class B	13,273	2,127.25%
Class C	15,355	3,869.25%
	$ 132,791	$ 23,237

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the six months ended November 30, 2003 aggregated $13,400. There were no underwriting commissions paid in connection with the distribution of Class C shares for the six months ended November 30, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2003, the CDSC for Class B and C shares aggregated $17,618 and $5,121, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2003 SDI received $895.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $507 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2003		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,411,581	$ 28,101,315	4,569,735	$ 53,008,649
Class B	99,401	1,144,171	621,567	7,178,896
Class C	338,174	3,926,506	932,515	10,790,401
Class AARP	180,519	2,084,952	345,950	4,000,467
Class S	3,668,248	42,082,053	6,589,182	76,103,216
		$ 77,338,997		$ 151,081,629
Shares issued to shareholders in reinvestment of distributions
Class A	56,628	$ 651,119	107,731	$ 1,244,443
Class B	6,596	75,892	15,680	181,138
Class C	9,480	108,971	13,559	156,693
Class AARP	8,451	97,265	13,902	160,812
Class S	597,205	6,870,182	1,485,775	17,163,387
		$ 7,803,429		$ 18,906,473
Shares redeemed
Class A	(1,115,409)	$ (12,783,494)	(1,364,595)	$ (15,857,790)
Class B	(160,684)	(1,859,482)	(180,873)	(2,096,431)
Class C	(165,593)	(1,905,336)	(395,284)	(4,574,555)
Class AARP	(124,828)	(1,435,093)	(108,982)	(1,262,288)
Class S	(5,150,344)	(59,168,050)	(11,897,597)	(137,478,770)
		$ (77,151,455)		$ (161,269,834)
Net increase (decrease)
Class A	1,352,800	$ 15,968,940	3,312,871	$ 38,395,302
Class B	(54,687)	(639,419)	456,374	5,263,603
Class C	182,061	2,130,141	550,790	6,372,539
Class AARP	64,142	747,124	250,870	2,898,991
Class S	(884,891)	(10,215,815)	(3,822,640)	(44,212,167)
		$ 7,990,971		$ 8,718,268

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Tax Advantaged Dividend Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund

Scudder High Income Fund

Scudder High Income Opportunity Fund

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder US Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Intermediate Tax/AMT Free Fund (formerly Scudder Medium Term Tax-Free Fund)

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder RREEF Real Estate Fund II, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZMAX	SZMBX	SZMCX
CUSIP Number	811236-603	811236-702	811236-801
Fund Number	445	645	745

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SMTTX	SCMTX
Fund Number	145	045

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               January 16, 2004
                                    ---------------------------